Restructuring (Tables)	12 Months Ended
Oct. 31, 2015
Restructuring
Summary of Restructuring Plans

		Fiscal 2015				As of October 31, 2015
	Accrued Balance, October 31, 2014	Charges	Cash Payments	Other Adjustments and Non-Cash Settlements	Accrued Balance, October 31, 2015	Total Costs Incurred to Date	Total Expected Costs to Be Incurred
				In millions
Fiscal 2015 Plan
Severance	$—	$39	$—	$—	$39	$39	$240
Infrastructure and other	—	—	—	—	—	—	60

Total 2015 Plan	—	39	—	—	39	39	300

Fiscal 2012 Plan
Severance and EER	218	23	(216)	(4)	21	1,067	1,067
Infrastructure and other	7	1	(4)	(1)	3	44	44

Total 2012 Plan	225	24	(220)	(5)	24	1,111	1,111

Total restructuring plans	$225	$63	$(220)	$(5)	$63	$1,150	$1,411

Reflected in Consolidated Balance Sheets:
Other accrued liabilities	$187				$61
Other non-current liabilities	$38				$2